Profit or loss per share	12 Months Ended
Dec. 31, 2024
Profit or loss per share
Profit or loss per share

25. Profit or loss per share

Basic profit or loss per share is calculated by dividing the profit or loss attributable to equity holders of the Company by the weighted average number of outstanding shares.

Diluted profit per share is calculated by dividing the profit attributable to equity holders of the Company by the weighted average number of outstanding shares adjusted by outstanding options and warrants. Diluted loss per share is calculated excluding our options and warrants as they would be antidilutive and our treasury shares.

	2024	2023	2022
Net loss from continuing operations	(4,909,342)	(2,500,153)	(10,803,956)
Net profit / (loss) from discontinued operations	11,965,129	(8,056,074)	(10,000,257)
Net profit / (loss) attributable to equity holders of the company	7,055,787	(10,556,227)	(20,804,213)

Basic and diluted profit / (loss) per share	0.07	(0.14)	(0.46)
From continuing operations	(0.05)	(0.03)	(0.24)
From discontinued operations	0.12	(0.11)	(0.22)

	2024	2023	2022
Weighted average number of outstanding shares (1)	98,112,826	74,307,635	45,184,865
Weighted average number of outstanding shares including share options and warrants (2)	167,655,827	148,130,555	82,235,990
(1)	For the calculation of basic profit and loss per share and diluted loss per share
(2)	For the calculation of the diluted profit per share

The Company has three categories of dilutive potential shares: treasury shares, share options and warrants which have been ignored in the calculation of the loss per share for the year ended December 31, 2023 and 2024, as they would be antidilutive.

In addition to treasury shares, the total number of dilutive instruments as of December 31, 2024 is 69,683,409 which consists of 8,006,791 share options, 5,866,898 warrants granted to investors on March 28, 2018 and 55,809,720 warrants granted to one investor (9,230,772 warrants on December 21, 2021, 15,000,000 on July 26, 2022 and 31,578,948 on April 3, 2023, respectively). As of December 31, 2023, the total number of dilutive instruments is 63,246,964 and primarily consists of 1,570,346 share options, 5,866,898 warrants granted to investors on March 28, 2018 and 55,809,720 warrants granted to one investor. As of December 31, 2022, the total number of dilutive instruments is 30,874,670 and primarily consists of 777,000 share options, 5,866,898 warrants granted to investors on March 28, 2018 and 24,230,772 warrants granted to one investor.

These options could potentially dilute basic earnings per share in the future.